Loans - Non-Performing Loans (Details) - Non-Performing Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	$ 57,903	$ 40,739
Non-accrual loans without an allowance	18,754	20,279
Past due 90 days or more and accruing	72,937	72,399
Total amortized cost	149,594	133,417
Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,209	18,086
Non-accrual loans without an allowance	818	394
Past due 90 days or more and accruing	0	0
Total amortized cost	18,027	18,480
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	1	88
Past due 90 days or more and accruing	0	0
Total amortized cost	1	88
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,209	18,086
Non-accrual loans without an allowance	817	306
Past due 90 days or more and accruing	0	0
Total amortized cost	18,026	18,392
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,410	1,958
Non-accrual loans without an allowance	110	1,175
Past due 90 days or more and accruing	0	0
Total amortized cost	17,520	3,133
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,410	1,958
Non-accrual loans without an allowance	110	1,175
Past due 90 days or more and accruing	0	0
Total amortized cost	17,520	3,133
Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	654	636
Non-accrual loans without an allowance	281	384
Past due 90 days or more and accruing	244	2,074
Total amortized cost	1,179	3,094
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	38	42
Past due 90 days or more and accruing	0	0
Total amortized cost	38	42
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	126	124
Non-accrual loans without an allowance	38	15
Past due 90 days or more and accruing	0	0
Total amortized cost	164	139
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due 90 days or more and accruing	244	392
Total amortized cost	244	392
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	528	512
Non-accrual loans without an allowance	205	327
Past due 90 days or more and accruing	0	1,682
Total amortized cost	733	2,521
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	22,630	20,059
Non-accrual loans without an allowance	17,545	18,326
Past due 90 days or more and accruing	72,693	70,325
Total amortized cost	$ 112,868	$ 108,710